Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC.	Jan. 28, 2021
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Investor A Shares
Average Annual Return:
1 Year	32.74%
5 Years	18.66%
10 Years	14.20%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	31.07%
5 Years	16.20%
10 Years	11.70%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.53%
5 Years	14.39%
10 Years	10.82%
Investor C Shares
Average Annual Return:
1 Year	38.00%
5 Years	18.98%
10 Years	14.07%
Institutional Shares
Average Annual Return:
1 Year	40.47%
5 Years	20.27%
10 Years	15.13%
Class R Shares
Average Annual Return:
1 Year	39.72%
5 Years	19.62%
10 Years	14.50%